Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Mar. 31, 2025
Land use rights [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life	50 years
Software [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life	3 years
Customer Relationship [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life	10 years